Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Roundhill Alerian LNG ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Alerian LNG ETF
Class Name	Roundhill Alerian LNG ETF
Trading Symbol	LNGG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Alerian LNG ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Alerian LNG ETF	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 782,674
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$782,674
Number of Holdings	26
Portfolio Turnover	15%

30-Day SEC Yield	2.88%
30-Day SEC Yield Unsubsidized	2.94%

Holdings [Text Block]

Top 10 Issuers	(%)
Cheniere Energy, Inc.	15.4%
Woodside Energy Group Ltd.	14.5%
Santos Ltd.	11.0%
Qatar Gas Transport Co. Ltd.	5.0%
Golar LNG Ltd.	4.9%
Tokyo Electric Power Co. Holdings, Inc.	4.7%
New Fortress Energy, Inc.	4.4%
NextDecade Corp.	4.2%
Korea Gas Corp.	4.0%
ENN Energy Holdings Ltd.	4.0%

Top Sectors	(%)
Energy	73.4%
Utilities	14.7%
Industrial	11.6%
Cash & Other	0.3%

Industry	(%)
Pipelines	37.3%
Oil & Gas	36.1%
Transportation	11.6%
Gas	8.0%
Electric	6.7%
Cash & Other	0.3%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Ball Metaverse ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Ball Metaverse ETF
Class Name	Roundhill Ball Metaverse ETF
Trading Symbol	METV
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Ball Metaverse ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Ball Metaverse ETF	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 395,442,656
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$395,442,656
Number of Holdings	41
Portfolio Turnover	31%

30-Day SEC Yield	-0.06%
30-Day SEC Yield Unsubsidized	-0.03%

Holdings [Text Block]

Top 10 Issuers	(%)
ROBLOX Corp.	8.2%
Apple, Inc.	7.8%
CI Galaxy Ethereum ETF	6.4%
Meta Platforms, Inc.	5.4%
NVIDIA Corp.	4.2%
Unity Software, Inc.	3.8%
Sony Group Corp.	3.6%
Microsoft Corp.	3.5%
Alphabet, Inc.	3.1%
Mount Vernon Liquid Assets Portfolio, LLC*	4.7%

Top Sectors	(%)
Technology	58.2%
Communications	25.2%
Consumer, Cyclical	7.1%
Financial	0.6%
Consumer, Non-cyclical	0.3%
Cash & Other	8.6%

Industry	(%)
Software	29.8%
Internet	22.9%
Semiconductors	20.6%
Computers	7.8%
Home Furnishings	3.6%
Toys/Games/Hobbies	3.1%
Media	2.3%
Diversified Financial Services	0.6%
Apparel	0.4%
Cash & Other	8.9%
[1]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Cannabis ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Cannabis ETF
Class Name	Roundhill Cannabis ETF
Trading Symbol	WEED
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Cannabis ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Cannabis ETF	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 5,554,034
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$5,554,034
Number of Holdings	8
Portfolio Turnover	0%

30-Day SEC Yield	5.35%
30-Day SEC Yield Unsubsidized	6.45%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	90.4%
First American Government Obligations Fund	14.0%
Curaleaf Holdings, Inc.	4.5%
CRESCO LABS INC-SUBORDINATE SWAP	-0.1%
VERANO HOLDINGS CORP SWAP	-0.2%
TRULIEVE CANNABIS CORP SWAP	-0.2%
GREEN THUMB INDUSTRIES INC SWAP	-0.3%
CURALEAF HOLDINGS INC SWAP	-0.3%

Top Sectors	(%)
Consumer, Non-cyclical	4.5%
Cash & Other	95.5%

Industry	(%)
Pharmaceuticals	4.5%
Cash & Other	95.5%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Magnificent Seven ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Magnificent Seven ETF
Class Name	Roundhill Magnificent Seven ETF
Trading Symbol	MAGS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Magnificent Seven ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Magnificent Seven ETF	$17	0.29%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.29%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 511,640,306
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$511,640,306
Number of Holdings	23
Portfolio Turnover	21%

30-Day SEC Yield	2.43%
30-Day SEC Yield Unsubsidized	2.83%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	44.3%
NVIDIA Corp.	10.6%
Tesla, Inc.	8.5%
Meta Platforms, Inc.	8.1%
Amazon.com, Inc.	7.4%
Alphabet, Inc.	7.4%
Apple, Inc.	7.0%
Microsoft Corp.	7.0%
First American Government Obligations Fund	6.6%

Top Sectors	(%)
Communications	18.6%
Technology	15.8%
Consumer, Cyclical	6.7%
Cash & Other	58.9%

Industry	(%)
Internet	18.6%
Auto Manufacturers	6.7%
Software	6.2%
Computers	5.5%
Semiconductors	4.1%
Cash & Other	58.9%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill S&P Global Luxury ETF
Shareholder Report [Line Items]
Fund Name	Roundhill S&P Global Luxury ETF
Class Name	Roundhill S&P Global Luxury ETF
Trading Symbol	LUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill S&P Global Luxury ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill S&P Global Luxury ETF	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 1,209,840
Holdings Count | $ / shares	81
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,209,840
Number of Holdings	81
Portfolio Turnover	0%

30-Day SEC Yield	1.56%
30-Day SEC Yield Unsubsidized	1.62%

Holdings [Text Block]

Top 10 Issuers	(%)
Hermes International SCA	9.7%
Cie Financiere Richemont SA	8.8%
LVMH Moet Hennessy Louis Vuitton SE	7.1%
Ferrari NV	6.7%
Mercedes-Benz Group AG	5.2%
Marriott International Inc/MD	4.0%
Hilton Worldwide Holdings, Inc.	3.7%
Royal Caribbean Cruises Ltd.	3.4%
Kering SA	3.4%
Tesla, Inc.	3.4%

Top Sectors	(%)
Consumer, Cyclical	87.6%
Consumer, Non-cyclical	10.7%
Industrial	0.3%
Communications	0.1%
Technology	0.0%
Cash & Other	1.3%

Industry	(%)
Apparel	29.9%
Auto Manufacturers	20.5%
Retail	17.1%
Lodging	11.4%
Beverages	6.6%
Leisure Time	4.9%
Cosmetics/Personal Care	4.1%
LeisureTime	1.8%
Home Builders	1.1%
Cash & Other	2.6%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Sports Betting & iGaming ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Sports Betting & iGaming ETF
Class Name	Roundhill Sports Betting & iGaming ETF
Trading Symbol	BETZ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Sports Betting & iGaming ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Sports Betting & iGaming ETF	$37	0.76%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 81,597,760
Holdings Count | $ / shares	34
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$81,597,760
Number of Holdings	34
Portfolio Turnover	1%

30-Day SEC Yield	0.65%
30-Day SEC Yield Unsubsidized	0.31%

Holdings [Text Block]

Top 10 Issuers	(%)
Flutter Entertainment PLC	10.6%
DraftKings, Inc.	8.6%
Evolution AB	6.8%
Churchill Downs, Inc.	6.4%
Kindred Group PLC	6.2%
Betsson AB	5.1%
Playtech PLC	4.9%
Sportradar Group AG	4.9%
Entain PLC	4.5%
Mount Vernon Liquid Assets Portfolio, LLC*	10.6%

Top Ten Countries	(%)
United States	44.8%
Sweden	11.9%
Ireland	10.6%
Malta	7.0%
Australia	6.7%
United Kingdom	6.8%
IM	4.9%
Switzerland	4.9%
France	4.2%
Cash & Other	-1.8%

Top Sectors	(%)
Consumer, Cyclical	97.2%
Communications	2.0%
Cash & Other	0.8%
[2]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Video Games ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Video Games ETF
Class Name	Roundhill Video Games ETF
Trading Symbol	NERD
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Video Games ETF for the period of January 1, 2024, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Video Games ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 17,796,321
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$17,796,321
Number of Holdings	38
Portfolio Turnover	8%

30-Day SEC Yield	0.52%
30-Day SEC Yield Unsubsidized	0.52%

Holdings [Text Block]

Top 10 Issuers	(%)
Nintendo Co. Ltd.	15.5%
Electronic Arts, Inc.	8.6%
Take-Two Interactive Software, Inc.	7.0%
ROBLOX Corp.	6.2%
AppLovin Corp.	5.0%
International Games System Co. Ltd.	3.2%
Capcom Co. Ltd.	3.0%
Krafton, Inc.	3.0%
Nexon Co. Ltd.	2.9%
Mount Vernon Liquid Assets Portfolio, LLC*	7.5%

Top Ten Countries	(%)
Japan	39.9%
United States	36.6%
Korea, Republic Of	13.1%
Sweden	5.3%
Taiwan, Province Of China	3.2%
Ireland	2.6%
Poland	1.9%
France	1.8%
United Kingdom	1.5%
Cash & Other	-5.9%

Top Sectors	(%)
Technology	77.1%
Consumer, Cyclical	18.2%
Communications	4.4%
Cash & Other	0.3%
[3]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/

[1]
*	Investment purchased with proceeds from securities lending.

[2]
*	Investment purchased with proceeds from securities lending.

[3]
*	Investment purchased with proceeds from securities lending.